Financial Risk Management - Trading Assets and Investment Securities Based on External Rating System (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 258,074,479	¥ 247,637,992
Available-for-sale financial assets [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 13,333,221	14,282,706
Available-for-sale financial assets [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		14,282,706
Available-for-sale financial assets [member] | External credit grades [member] | Impaired [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system		¥ 154